Leases (Details) - Schedule of summary of lease cost recognized supplemental cash flow information related to operating leases	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Schedule of Summary of Lease Cost Recognized in YS Group’s CFS and Supplemental Cash Flow Information Related to Operating Leases [Abstract]
Operating lease cost	¥ 5,002,684	$ 728,013	¥ 4,594,967	¥ 2,643,917
Cash paid for operating leases	¥ 3,349,856	$ 487,486	¥ 4,587,894	¥ 2,601,625